Other Current Assets and Other Current Financial Assets - Restricted Cash Pledged (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets and Other Current Financial Assets
Restricted cash	$ 304	$ 1,103
U.S. dollars
Other Current Assets and Other Current Financial Assets
Restricted cash	304	1,095
Chilean pesos
Other Current Assets and Other Current Financial Assets
Restricted cash	$ 0	$ 8